PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Oct. 31, 2018
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

	October 31,
	2018	2017
	(in millions)
Land	$63	$63
Buildings and leasehold improvements	695	678
Machinery and equipment	1,074	1,008
Total property, plant and equipment	1,832	1,749
Accumulated depreciation and amortization	(1,277)	(1,219)
Property, plant and equipment, net	$555	$530

Asset impairments were zero in 2018, 2017 and 2016. Depreciation expense was $103 million in 2018, $92 million in 2017 and $85 million in 2016. Buildings and leasehold improvements include assets held under capital lease of $4 million and $4 million at October 31, 2018 and 2017, respectively.
In 2014 we entered into a binding contract to sell land in the United Kingdom that resulted in the transfers of three separate land tracts from 2014 through 2017 totaling approximately $34 million. In 2017 and 2016, we recognized gains of $8 million and $10 million, respectively, on the sale of the land tracts in other operating expense (income).